Equity (Schedule of Changes in Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Equity Note [Line Items]
Unrealized gain (loss) on securities arising during the period, Pre-tax amount	¥ 32,774	¥ (29,898)	¥ 115,793
Less-Reclassification adjustment for realized (gain) loss included in net income, Pre-tax amount	(16,301)	(18,246)	260
Net change in unrealized gain (loss) on securities, Pre-tax amount	16,473	(48,144)	116,053
Unrealized gain (loss) on derivative instruments arising during the period, Pre-tax amount	4,897	(3,190)	5,103
Less-Reclassification adjustment for realized (gain) loss included in net income, Pre-tax amount	(3,577)	(2,767)	(2,460)
Net change in unrealized gain (loss) on derivative instruments, Pre-tax amount	1,320	(5,957)	2,643
Foreign currency translation adjustments arising during the period, Pre-tax amount	(28,933)	(121,478)	140,542
Less-Reclassification adjustment for realized (gain) loss included in net income, Pre-tax amount	776	(273)	(3,453)
Net change in foreign currency translation adjustments, Pre-tax amount	(28,157)	(121,751)	137,089
Pension liability adjustments arising during period, Pre-tax amount	116,297	(313,433)	11,460
Less-Reclassification adjustment, Amortization of net actuarial loss (gain), Pre-tax amount	26,692	10,392	9,446
Less-Reclassification adjustment, Amortization of transition obligation, Pre-tax amount	48	50	156
Less-Reclassification adjustment, Amortization of prior service cost, Pre-tax amount	(8,532)	(8,859)	(8,971)
Other, Pre-tax amount	(1,602)	(1,780)	7,668
Net change in pension liability adjustments, Pre-tax amount	132,903	(313,630)	19,759
Unrealized gain (loss) on securities arising during the period, Tax benefit / (expense)	(9,157)	9,456	(39,652)
Less-Reclassification adjustment for realized (gain) loss included in net income, Tax benefit / (expense)	4,992	5,728	(93)
Net change in unrealized gain (loss) on securities, Tax benefit / (expense)	(4,165)	15,184	(39,745)
Unrealized gain (loss) on derivative instruments arising during the period, Tax benefit / (expense)	(1,940)	974	(612)
Less-Reclassification adjustment for realized (gain) loss included in net income, Tax benefit / (expense)	1,115	904	872
Net change in unrealized gain (loss) on derivative instruments, Tax benefit / (expense)	(825)	1,878	260
Foreign currency translation adjustments arising during the period, Tax benefit / (expense)	3,765	6,152	(7,226)
Less-Reclassification adjustment for realized (gain) loss included in net income, Tax benefit / (expense)	(265)
Net change in foreign currency translation adjustments, Tax benefit / (expense)	3,500	6,152	(7,226)
Pension liability adjustments arising during period, Tax benefit / (expense)	(36,918)	99,143	(1,452)
Less-Reclassification adjustment, Amortization of net actuarial loss (gain), Tax benefit / (expense)	(8,152)	(3,347)	(2,994)
Less-Reclassification adjustment, Amortization of transition obligation, Tax benefit / (expense)	(15)	(16)	(54)
Less-Reclassification adjustment, Amortization of prior service cost, Tax benefit / (expense)	2,746	2,845	2,636
Other, Tax benefit / (expense)	470	6,361	(1,525)
Net change in pension liability adjustments, Tax benefit / (expense)	(41,869)	104,986	(3,389)
Unrealized gain (loss) on securities arising during the period, Net-of-tax amount	23,617	(20,442)	76,141
Less-Reclassification adjustment for realized (gain) loss included in net income, Net-of-tax amount	(11,309)	(12,518)	167
Net change in unrealized gain (loss) on securities, Net-of-tax amount	12,308	(32,960)	76,308
Unrealized gain (loss) on derivative instruments arising during the period, Net-of-tax amount	2,957	(2,216)	4,491
Less-Reclassification adjustment for realized (gain) loss included in net income, Net-of-tax amount	(2,462)	(1,863)	(1,588)
Net change in unrealized gain (loss) on derivative instruments, Net-of-tax amount	495	(4,079)	2,903
Foreign currency translation adjustments arising during the period, Net-of-tax amount	(25,168)	(115,326)	133,316
Less-Reclassification adjustment for realized (gain) loss included in net income, Net-of-tax amount	511	(273)	(3,453)
Net change in foreign currency translation adjustments, Net-of-tax amount	(24,657)	(115,599)	129,863
Pension liability adjustments arising during period, Net-of-tax amount	79,379	(214,290)	10,008
Less-Reclassification adjustment, Amortization of net actuarial loss (gain), Net-of-tax amount	18,540	7,045	6,452
Less-Reclassification adjustment, Amortization of transition obligation, Net-of-tax amount	33	34	102
Less-Reclassification adjustment, Amortization of prior service cost, Net-of-tax amount	(5,786)	(6,014)	(6,335)
Other, Net-of-tax amount	(1,132)	4,581	6,143
Net change in pension liability adjustments, Net-of-tax amount	¥ 91,034	¥ (208,644)	¥ 16,370